Note 22 - Non-current Allowances and Provisions - Liabilities (Details) - Provision for non-current liabilities [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Values at the beginning of the year	$ 63,257	$ 61,421
Translation differences	366	3,296
Additional provisions	3,994	6,794
Reclassifications	(7,591)	(1,932)
Used	(23,588)	(6,322)
Values at the end of the year	$ 36,438	$ 63,257